Debt - Maturities of Long-term Debt (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Maturities Of Long Term Debt [Line Items]
2019	$ 24,513
2020	26,825
2021	34,532
2022	34,683
2023	164,080
Total	284,633
New Term Loan Facility [Member]
Maturities Of Long Term Debt [Line Items]
2019	11,750
2020	14,688
2021	23,500
2022	24,969
2023	157,156
Total	$ 232,063